SIIT U.S. Equity Factor Allocation Fund
SIIT U.S. Equity Factor Allocation Fund
Investment Goal
Long-term growth of capital and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold Fund shares.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	SIIT U.S. Equity Factor Allocation Fund Class A
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.32%

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
SIIT U.S. Equity Factor Allocation Fund | Class A | USD ($)	33	103	180	406

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity and equity-related securities, such as structured notes and convertible bonds, of U.S. companies of all capitalization ranges. The Fund may also, to a lesser extent, invest in American Depositary Receipts (ADRs) and interests in real estate investments trusts (REITs). The Fund's investment portfolio will be diversified and will not be concentrated in any particular industry or sector.

The Fund uses a quantitative-based, active stock selection investment strategy, which typically relies on a model-based approach to make investment decisions. The Fund quantitatively categorizes and selects securities based on certain characteristics ("Factors") that are determined by SEI Investments Management Corporation (SIMC or the Adviser), such as volatility, share price performance, earnings, book value, revenues, cash flow or stock price. The Adviser uses its own judgment and model-based systems to assess which Factors to use and to determine what portion of the Fund's assets should be invested in each security identified. Through the Adviser's model-based systems, the Fund generally seeks to select securities so that each Factor contributes proportionately to the Fund's long-term risk-adjusted expected payoff. However, based on perceived market opportunities, the Adviser may reallocate the Fund's assets to tilt in favor of one or more Factors. The Adviser may add, remove or modify certain Factors in its model based on investment research or in response to changes in market conditions.

Principal Risks

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity market as a whole.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Small and Medium Capitalization Risk — Small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small and medium capitalization stocks may be more volatile than those of larger companies. Small and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Investment Style Risk — The risk that the Fund's investment strategy may underperform other segments of the equity markets or the equity markets as a whole.

Quantitative Investing Risk — A quantitative investment style generally involves the use of computers to implement a systematic or rules-based approach to selecting investments based on specific measurable factors. Due to the significant role technology plays in such strategies, they carry the risk of unintended or unrecognized issues or flaws in the design, coding, implementation or maintenance of the computer programs or technology used in the development and implementation of the quantitative strategy.

Depositary Receipts Risk — Depositary receipts, such as ADRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Investing in the Fund involves risk, and there is no guarantee that the Fund will achieve its investment goal. You could lose money on your investment in the Fund, just as you could with other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information
The Fund commenced operations on April 26, 2018. Because the Fund did not have a full calendar year of performance as of December 31, 2018, performance results have not been provided.